Note 16 - Net Financial Loss - Net Financial Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Interests and gains on financial assets	€ 1,620		€ 1,582		€ 1,254
Unrealized gains on financial assets	4,063
Foreign exchange gains	5,568		4,068		784
Other financial income	18		352		463
Financial income	11,269	[1]	6,002	[2]	2,501
Foreign exchange losses	(4,772)		(3,851)		(6,661)
Unrealized losses on financial assets			(3,942)		(3,238)
Interest on financial liabilities	(204)		(102)		(113)
Other financial expenses	(1)		(534)		(523)
Financial expenses	(4,976)	[1]	(8,429)	[2]	(10,535)
Net financial income (loss)	€ 6,293	[1]	€ (2,427)	[2]	€ (8,034)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.